Columbia Disciplined Core Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.4%
Interactive Media & Services 9.1%
Alphabet, Inc., Class A	1,377,114	218,685,703
Meta Platforms, Inc., Class A	318,869	175,059,081
Total		393,744,784
Media 0.3%
Fox Corp., Class A	271,030	13,494,584
Total Communication Services		407,239,368
Consumer Discretionary 10.8%
Automobiles 0.9%
Tesla, Inc.(a)	138,239	39,005,516
Broadline Retail 4.0%
Amazon.com, Inc.(a)	937,324	172,861,292
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.	19,695	100,430,320
Expedia Group, Inc.	76,792	12,050,968
Total		112,481,288
Household Durables 1.1%
PulteGroup, Inc.	469,236	48,134,229
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	249,953	56,226,927
Tapestry, Inc.	588,781	41,597,378
Total		97,824,305
Total Consumer Discretionary		470,306,630
Consumer Staples 5.7%
Beverages 0.8%
Molson Coors Beverage Co., Class B	638,463	36,730,776
Consumer Staples Distribution & Retail 1.1%
Target Corp.	473,900	45,826,130
Food Products 0.1%
Bunge Global SA	80,880	6,366,874
Household Products 1.6%
Colgate-Palmolive Co.	646,233	59,576,220
Kimberly-Clark Corp.	78,375	10,328,258
Total		69,904,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.1%
Altria Group, Inc.	1,531,754	90,603,249
Total Consumer Staples		249,431,507
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	407,112	55,391,659
Exxon Mobil Corp.	225,388	23,807,734
Marathon Petroleum Corp.	54,531	7,493,105
Valero Energy Corp.	383,825	44,558,244
Total		131,250,742
Total Energy		131,250,742
Financials 14.6%
Banks 2.4%
Citigroup, Inc.	1,258,272	86,040,640
JPMorgan Chase & Co.	77,244	18,895,427
Total		104,936,067
Capital Markets 3.2%
Blackrock, Inc.	84,069	76,860,924
CME Group, Inc.	228,353	63,272,049
Total		140,132,973
Consumer Finance 1.4%
Synchrony Financial	1,196,521	62,159,266
Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	16,700	8,905,275
Fiserv, Inc.(a)	439,545	81,126,821
Visa, Inc., Class A	214,348	74,057,234
Total		164,089,330
Insurance 3.8%
Allstate Corp. (The)	209,492	41,561,118
Marsh & McLennan Companies, Inc.	375,475	84,658,348
Prudential Financial, Inc.	377,709	38,794,491
Total		165,013,957
Total Financials		636,331,593

Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.4%
Biotechnology 2.4%
AbbVie, Inc.	172,034	33,563,833
Amgen, Inc.	61,268	17,824,087
BioMarin Pharmaceutical, Inc.(a)	112,682	7,176,717
Regeneron Pharmaceuticals, Inc.	21,737	13,015,246
Vertex Pharmaceuticals, Inc.(a)	61,154	31,157,963
Total		102,737,846
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	1,498,591	46,711,081
Hologic, Inc.(a)	766,073	44,585,449
Medtronic PLC	608,935	51,613,331
Total		142,909,861
Health Care Providers & Services 1.8%
Cigna Group (The)	124,856	42,456,034
CVS Health Corp.	424,400	28,311,724
Universal Health Services, Inc., Class B	42,256	7,482,270
Total		78,250,028
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.(a)	96,089	14,900,521
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	1,578,903	79,260,930
Viatris, Inc.	4,110,909	34,613,854
Total		113,874,784
Total Health Care		452,673,040
Industrials 8.9%
Aerospace & Defense 0.5%
Lockheed Martin Corp.	41,555	19,852,901
Building Products 2.8%
Masco Corp.	673,828	40,840,715
Trane Technologies PLC	205,071	78,605,765
Total		119,446,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.8%
Caterpillar, Inc.	46,037	14,237,863
Pentair PLC	289,626	26,277,767
Snap-On, Inc.	198,520	62,297,561
Westinghouse Air Brake Technologies Corp.	99,355	18,354,843
Total		121,168,034
Passenger Airlines 1.0%
Delta Air Lines, Inc.	802,077	33,390,465
United Airlines Holdings, Inc.(a)	173,036	11,908,338
Total		45,298,803
Professional Services 1.8%
Automatic Data Processing, Inc.	264,857	79,616,014
Total Industrials		385,382,232
Information Technology 30.6%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	860,627	70,803,783
Cisco Systems, Inc.	136,500	7,880,145
Total		78,683,928
IT Services 0.2%
VeriSign, Inc.(a)	25,700	7,250,484
Semiconductors & Semiconductor Equipment 9.5%
Broadcom, Inc.	87,106	16,765,292
NVIDIA Corp.	2,743,414	298,812,653
Qorvo, Inc.(a)	224,520	16,091,348
QUALCOMM, Inc.	570,432	84,686,335
Total		416,355,628
Software 11.9%
Adobe, Inc.(a)	90,732	34,022,686
Fortinet, Inc.(a)	191,853	19,906,667
Gen Digital, Inc.	244,593	6,327,621
Microsoft Corp.(b)	664,609	262,693,353
Palo Alto Networks, Inc.(a)	463,472	86,636,821
Salesforce, Inc.	323,069	86,811,871
ServiceNow, Inc.(a)	22,694	21,672,997
Total		518,072,016
Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	1,266,711	269,176,087
NetApp, Inc.	490,349	44,008,823
Total		313,184,910
Total Information Technology		1,333,546,966
Materials 1.7%
Chemicals 1.6%
CF Industries Holdings, Inc.	734,220	57,540,822
Eastman Chemical Co.	144,700	11,141,900
Total		68,682,722
Metals & Mining 0.1%
Steel Dynamics, Inc.	53,189	6,899,145
Total Materials		75,581,867
Real Estate 2.0%
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc.	450,710	6,364,025
Specialized REITs 1.9%
American Tower Corp.	253,539	57,150,226
SBA Communications Corp.	101,311	24,659,098
Total		81,809,324
Total Real Estate		88,173,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 2.0%
Edison International	484,387	25,919,548
Entergy Corp.	121,851	10,134,348
PG&E Corp.	3,028,823	50,036,156
Total		86,090,052
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	843,900	8,439,000
Total Utilities		94,529,052
Total Common Stocks (Cost $3,019,820,585)		4,324,446,346

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(c),(d)	26,846,421	26,838,367
Total Money Market Funds (Cost $26,831,865)		26,838,367
Total Investments in Securities (Cost: $3,046,652,450)		4,351,284,713
Other Assets & Liabilities, Net		3,354,455
Net Assets		4,354,639,168
At April 30, 2025, securities and/or cash totaling $8,300,460 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	157	06/2025	USD	43,857,950	60,558	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.

Columbia Disciplined Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	73,292,922	379,574,425	(426,018,564)	(10,416)	26,838,367	13,259	2,463,943	26,846,421
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Core Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT177_07_R01_(06/25)